Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Revenue
Total revenue	$ 4,239,604	$ 3,924,983	$ 1,932,128
Cost of finished cannabis inventory sold (Note 6)	(2,155,507)	(2,935,934)	(1,889,229)
Costs of service revenues earned	(271,167)
Gross profit, excluding fair value items	1,812,930	989,049	42,899
Realized fair value amounts in inventory sold	(1,482,725)	(622,804)	(997,744)
Unrealized fair value gain on growth of biological assets (Note 5)	1,515,492	486,354	541,352
Gross profit	1,845,697	852,599	(413,493)
Expenses
Accretion expense	609,357	153,195	317,827
Amortization of intangible assets	26,600	31,373	18,762
Amortization of property and equipment (Note 11)	153,991	63,295	460,046
Amortization of right-of-use assets (Note 10)	96,845
General and administrative (Note 25)	2,196,421	4,660,675	2,707,886
Share-based compensation	337,162	113,227	1,049,595
Transaction costs		3,453,790
Total expenses	3,420,376	8,475,555	4,554,116
Loss from operations	(1,574,679)	(7,622,956)	(4,967,609)
Interest expense	(249,296)	(245,549)	(965,285)
Other income	14,750	16,733
Finance charge expense			(1,510,489)
Gain on disposal of subsidiary	1,574
Loss on debt restructure (Note 14.1)	(765,707)
Gain (loss) on debt settlement	23,939	(4,942)
Gain (loss) on derecognition of derivative liability (Note 14.1)	244,572	39,500	(57,500)
Unrealized loss on marketable securities	(263,483)
Unrealized gain on derivative liability (Note 14.1)	221,820	121,811
Gain (loss) on disposal of property and equipment	(9,978)	(70,403)	(9,103)
Acquisition costs		(126,202)
Impairment of technology license (Note 15.2)		(1,574,761)
Debt issuance cost		(10,165)
Net loss	(2,356,488)	(9,476,934)	(7,509,986)
Other comprehensive income (items that may be subsequently reclassified to profit & loss)
Currency translation	(134,117)	121,920
Total comprehensive loss	$ (2,490,605)	$ (9,355,014)	$ (7,509,986)
Loss per share attributable to owners of the parent - basic & diluted	$ (0.03)	$ (0.13)	$ (0.22)
Weighted average shares outstanding - basic & diluted	90,596,827	70,928,833	33,437,503
Net loss for the period attributable to:
Non-controlling interest	$ (75,049)	$ (176,712)
Shareholders	(2,281,439)	(9,300,222)	(7,509,986)
Comprehensive loss for the period attributable to:
Shareholders	(2,415,556)	(9,178,302)	(7,509,986)
Products [Member]
Revenue
Total revenue	3,846,223	3,924,983	1,932,128
Services [Member]
Revenue
Total revenue	$ 393,381